Consolidated Statements of Cash Flows (Parentheticals) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Issuance costs	$ 152	$ 152	$ 152	$ 12
Proceeds from issuance of common stock and warrants, issuance costs	$ 152	$ 152	$ 152	$ 12